Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended	48 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2020
Property, plant and equipments,net [Line Items]
Impairment loss	$ 0
Yanacocha | Minimum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value			8.90%
Yanacocha | Maximum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value			9.40%
Conga | Minimum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value			9.38%
Conga | Maximum
Property, plant and equipments,net [Line Items]
Discount rate used in current estimate of fair value			10.36%
Yanacocha mine [Member]
Property, plant and equipments,net [Line Items]
Impairment loss	$ 933,200	$ 1,342,645